Parent company only condensed financial information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Parent company only condensed financial information
46	Parent company only condensed financial information
Parent Company only financial statements have been provided pursuant to the requirements of Securities and Exchange Commission Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of the Company’s consolidated subsidiaries, including VIEs, as of December 31,
2021
exceeded the 25% threshold, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIEs. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Comp
a
ny, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.
Condensed Statements of Comprehensive Income

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Investment income	183,099	113,793	60,006
Income from subsidiaries and VIEs	14,665,234	15,149,508	18,035,463

Total income	14,848,333	15,263,301	18,095,469

General and administrativ e expenses	(21,960)	(91,233)	(113,056)
Credit impairment losses	(3,663)	(6,314)	2,210
Finance costs	(1,469,465)	(2,901,518)	(1,380,292)
Other gains/(losses) - net	(20,814)	89,878	202,562

Total expenses	(1,515,902)	(2,909,187)	(1,288,576)

Income before income tax expenses	13,332,431	12,354,114	16,806,893
Less: Income tax expenses	—	—	(2,513)

Net profit for the year	13,332,431	12,354,114	16,804,380

Net profit attributable to:
Owners of the Company	13,332,431	12,354,114	16,804,380

Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	(176,833)	614,399	28,402

Total comprehensive income for the year	13,155,598	12,968,513	16,832,782

Total comprehensive income attributable to:
Owners of the Company	13,155,598	12,968,513	16,832,782

Condensed Stat
e
ments of Financial Position

	As of December 31,
	2020	2021
	RMB’000	RMB’000
ASSETS
Cash at bank	5,909,811	1,813,616
Financial assets at fair value through profit or loss	—	383,888
Financial assets at amortized cost	15,933,939	8,846,623
Accounts and other receivables and contract assets	350,584	4,641,662
Investments accounted for using the equity method	77,536,740	95,872,302

Total assets	99,731,074	111,558,091

LIABILITIES
Borrowings	355,203	319,926
Accounts and other payables and contract liabilities	168,333	74,928
Convertible promissory note payable	10,117,188	10,669,498
Optionally convertible promissory notes	7,530,542	7,405,103
Other liabilities	—	34,941

Total liabilities	18,171,266	18,504,396

EQUITY
Share capital	77	75
Share premium	33,213,426	33,365,786
Treasury shares	(2)	(5,560,104)
Other reserves	7,418,710	9,304,995
Retained earnings	40,927,597	55,942,943

Total equity	81,559,808	93,053,695

Total liabilities and equity	99,731,074	111,558,091

Condensed Statements of Cash Flows

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash used in op e rating activities	(28,986)	(98,869)	(105,253)

Net cash generated from/(used in) operating activities	(28,986)	(98,869)	(105,253)

Cash flows from investing activities
Capital contribution to consolidated entities	(1,839,399)	(1,898,193)	(109,635)
Payment for advances to consolidated entities	(5,754,349)	(9,456,072)	(3,689,678)
Receipts of repayment of the advances from consolidated entities	4,969,062	2,374,680	7,249,502
Proceeds from sale of investment assets	911	1,875	6,522
Payment for acquisition of investment assets	(2,345)	—	(383,798)

Net cash generated from/(used in) investing activities	(2,626,120)	(8,977,710)	3,072,913

Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	542,903	17,343,739	—
Proceeds from exercise of share-based payment	—	—	43,456
Proceeds from borrowings	1,410,660	—	319,535
Repayment of interest expenses and borrowings	(99,265)	(2,162,653)	(925,233)
Payment for repurchase of ordinary shares	—	—	(6,438,455)
Other financing activities	(50,072)	(4,745)	(1,131)

Net cash generated from/(used in) financing activities	1,804,226	15,176,341	(7,001,828)

Effect of exchange rate changes on cash and cash equivalents	6,306	(336,426)	(62,027)

Net increase/(decrease) in cash and cash equivalents	(844,574)	5,763,336	(4,096,195)
Add: Cash and cash equivalents at the beginning of the year	991,049	146,475	5,909,811

Cash and cash equivalents at the end of the year	146,475	5,909,811	1,813,616